Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Components of Debt

Debt consisted of the following as of December 31, 2014 and 2013:

	December 31,
	2014	2013
Senior secured notes	$210,000	$210,000
Revolving credit facility	—	—
Original issue discount	(310)	(381)

Total debt	209,690	209,619
Current maturities	—	—

	$209,690	$209,619

Summary of Future Maturities of Long Term Debt Obligations	At December 31, 2014 the Company’s future maturities of long-term debt obligations are as follows:

	2015	2016	2017	2018	2019	Thereafter	Total
Senior secured notes	$—	$—	$—	$—	$210,000	—	$210,000

Fair Value of Senior Secured Notes Based on Quoted Market Prices

The fair value of the Senior Secured Notes at December 31, 2014 and 2013 are Level 2 estimates within the fair value hierarchy prescribed by ASC 820 Fair Value Measurements and is estimated based on quoted market prices as follows:

	Year ended December 31,
	2014	2013
Carrying amount, net	$210,000	$210,000
Fair value	$222,600	$228,375